Condensed consolidated income statement - USD ($) $ in Millions	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Condensed consolidated income statement
Revenue	$ 358.1	$ 384.3	$ 390.2	$ 447.4	$ 448.1	$ 1,132.6	$ 996.0	$ 1,443.4
Port expenses, bunkers, commissions, and other cost of goods and services sold	(113.4)	(74.1)	(122.1)	(114.2)	(130.4)	(309.6)	(345.3)	(459.5)
Operating expenses	(54.2)	(54.8)	(51.9)	(50.4)	(51.3)	(161.0)	(151.7)	(202.1)
Profit from sale of vessels	7.0	3.5		0.2	9.2	10.5	10.0	10.2
Administrative expenses	(19.0)	(21.9)	(17.6)	(15.7)	(13.4)	(58.5)	(39.3)	(55.0)
Other operating income and expenses	(0.3)	(0.2)	(0.1)	(0.3)	(0.3)	(0.4)	6.1	5.8
Share of profit/(loss) from joint ventures					0.3		0.2	0.2
Operating profit before depreciation, amortization and impairment losses (EBITDA)	178.2	236.8	198.5	267.0	262.2	613.6	476.0	743.0
Impairment losses on tangible assets					0.2		(2.6)	(2.6)
Depreciation and amortization	(38.2)	(37.0)	(35.0)	(35.5)	(33.8)	(110.3)	(103.5)	(139.0)
Operating profit (EBIT)	140.0	199.8	163.5	231.5	228.6	503.3	369.9	601.4
Financial income	4.2	2.6	4.1	2.6	1.2	10.8	1.5	4.1
Financial expenses	(16.5)	(18.0)	(12.5)	(12.4)	(12.5)	(46.9)	(36.4)	(48.8)
Profit before tax	127.7	184.4	155.1	221.7	217.3	467.2	335.0	556.7
Tax	(3.4)	1.0	(1.5)	6.8	(0.2)	(3.8)	(0.9)	5.9
Net profit for the period	124.3	185.4	153.6	228.5	217.1	463.4	334.1	562.6
Net profit for the period attributable to:
TORM plc shareholders	124.3				217.1	463.7	334.1	562.8
Non-controlling interest						(0.3)		(0.2)
Net profit for the period	$ 124.3	$ 185.4	$ 153.6	$ 228.5	$ 217.1	$ 463.4	$ 334.1	$ 562.6
Earnings per share for TORM plc shareholders
Basic earnings per share (USD)	$ 1.47	$ 2.23	$ 1.87	$ 2.80	$ 2.66	$ 5.57	$ 4.12	$ 6.92
Diluted earnings per share (USD)	$ 1.42	$ 2.14	$ 1.80	$ 2.75	$ 2.63	$ 5.37	$ 4.07	$ 6.80